State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

September 29, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Registrant”)

File Nos. 033-10451, 811-04920

To the Commission:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement dated September 15, 2020 to the Registrant’s Prospectus, dated January 31, 2020 for the Investor Class and Institutional Class shares of the Wasatch Emerging India Fund, Wasatch Emerging Markets Select Fund, Wasatch Emerging Markets Small Cap Fund, and Wasatch Frontier Emerging Small Countries Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on September 15, 2020 (Accession Number: 0001193125-20-246106).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

cc:	R. Biles